AB Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.4%
Industrials – 24.2%
Aerospace & Defense – 7.2%
AeroVironment, Inc.(a)	203,982	$30,907,353
Curtiss-Wright Corp.	105,241	36,296,568
Karman Holdings, Inc.(a)	589,227	21,064,865
Leonardo DRS, Inc.	1,112,498	41,117,926
Loar Holdings, Inc.(a)	381,546	36,086,621
Standardaero, Inc.(a)	1,320,400	35,677,208

		201,150,541

Building Products – 5.4%
Armstrong World Industries, Inc.	244,127	35,403,298
AZEK Co., Inc. (The)(a)	550,285	27,272,125
CSW Industrials, Inc.(b)	126,763	39,610,902
Knife River Corp.(a) (b)	500,240	46,712,411

		148,998,736

Commercial Services & Supplies – 1.7%
Casella Waste Systems, Inc. - Class A(a) (b)	394,652	46,351,877

Construction & Engineering – 3.9%
Construction Partners, Inc. - Class A(a) (b)	530,159	43,547,260
Everus Construction Group, Inc.(a) (b)	671,208	27,009,410
Primoris Services Corp.	634,021	38,022,239

		108,578,909

Ground Transportation – 0.0%
Saia, Inc.(a)	3,844	937,936

Machinery – 3.9%
Esab Corp.	286,674	34,435,281
ITT, Inc.	234,049	32,069,394
SPX Technologies, Inc.(a)	309,752	41,553,231

		108,057,906

Marine Transportation – 1.2%
Kirby Corp.(a)	349,853	33,715,334

Professional Services – 0.9%
FTI Consulting, Inc.(a)	156,335	25,995,384

		673,786,623

Health Care – 23.1%
Biotechnology – 14.1%
Akero Therapeutics, Inc.(a)	335,654	15,309,179
Apogee Therapeutics, Inc.(a) (b)	371,634	14,586,634
ARS Pharmaceuticals, Inc.(a)	1,136,838	15,881,627
Ascendis Pharma A/S (ADR)(a)	102,852	17,530,095
Blueprint Medicines Corp.(a)	316,727	28,347,066
Bridgebio Pharma, Inc.(a)	637,748	24,464,013
CG oncology, Inc.(a)	502,225	13,529,941
Cullinan Therapeutics, Inc.(a)	750,849	6,217,030

Company	Shares	U.S. $ Value

Cytokinetics, Inc.(a)	371,340	$15,908,206
Denali Therapeutics, Inc.(a)	894,262	14,889,462
Dianthus Therapeutics, Inc.(a) (b)	449,805	9,828,239
Halozyme Therapeutics, Inc.(a)	581,137	35,693,434
Insmed, Inc.(a)	646,877	46,575,144
Korro Bio, Inc.(a) (b)	309,052	5,485,673
Legend Biotech Corp. (ADR)(a) (b)	431,943	15,096,408
Merus NV(a)	347,356	15,808,172
Metsera, Inc.(a) (b)	336,935	8,123,503
MoonLake Immunotherapeutics(a) (b)	281,271	11,835,884
Newamsterdam Pharma Co. NV(a)	653,206	12,495,831
Ultragenyx Pharmaceutical, Inc.(a)	283,525	11,051,804
Upstream Bio, Inc.(a) (b)	342,910	3,175,347
Vaxcyte, Inc.(a)	490,709	17,587,011
Viking Therapeutics, Inc.(a) (b)	217,355	6,275,039
Viridian Therapeutics, Inc.(a)	907,173	12,292,194
Xenon Pharmaceuticals, Inc.(a)	381,519	14,574,026

		392,560,962

Health Care Equipment & Supplies – 4.4%
AtriCure, Inc.(a)	1,049,902	31,402,569
Beta Bionics, Inc.(a)	545,756	6,030,604
Glaukos Corp.(a)	375,469	35,387,953
Kestra Medical Technologies Ltd.(a)	637,413	15,336,157
Masimo Corp.(a) (b)	219,036	35,256,034

		123,413,317

Health Care Providers & Services – 2.5%
BrightSpring Health Services, Inc.(a) (b)	1,306,883	22,909,659
GeneDx Holdings Corp.(a) (b)	207,004	13,838,218
PROCEPT BioRobotics Corp.(a)	616,593	33,283,690

		70,031,567

Life Sciences Tools & Services – 1.7%
Repligen Corp.(a)	267,042	36,849,125
Tempus AI, Inc.(a) (b)	189,504	9,791,672

		46,640,797

Pharmaceuticals – 0.4%
Rapport Therapeutics, Inc.(a) (b)	498,963	5,713,126
Trevi Therapeutics, Inc.(a)	824,500	5,697,295

		11,410,421

		644,057,064

Information Technology – 20.0%
Semiconductors & Semiconductor Equipment – 4.8%
Credo Technology Group Holding Ltd.(a)	699,120	30,097,116
Lattice Semiconductor Corp.(a)	180,170	8,815,718
MACOM Technology Solutions Holdings, Inc.(a)	369,039	38,287,796

Company	Shares	U.S. $ Value

Onto Innovation, Inc.(a)	110,567	$13,485,857
Semtech Corp.(a)	609,805	19,056,406
SiTime Corp.(a) (b)	166,802	24,496,542

		134,239,435

Software – 13.9%
Alkami Technology, Inc.(a) (b)	1,482,090	39,556,982
Braze, Inc. - Class A(a)	917,030	28,547,144
Clearwater Analytics Holdings, Inc. - Class A(a)	1,782,987	40,545,124
Gitlab, Inc. - Class A(a)	431,270	20,127,371
Intapp, Inc.(a)	803,140	43,578,376
JFrog Ltd.(a)	1,087,089	36,710,996
Klaviyo, Inc. - Class A(a)	1,141,364	34,743,120
Monday.com Ltd.(a)	124,102	34,871,421
Onestream, Inc.(a)	1,462,553	31,298,634
Rubrik, Inc. - Class A(a)	447,465	31,559,707
SentinelOne, Inc. - Class A(a)	964,690	17,846,765
ServiceTitan, Inc. - Class A(a)	129,002	14,913,921
Workiva, Inc.(a)	171,621	12,917,913

		387,217,474

Technology Hardware, Storage & Peripherals – 1.3%
ACV Auctions, Inc. - Class A(a)	2,481,600	36,454,704

		557,911,613

Consumer Discretionary – 12.6%
Automobile Components – 1.3%
Modine Manufacturing Co.(a)	443,990	36,247,344

Broadline Retail – 1.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	374,827	39,772,893

Hotels, Restaurants & Leisure – 5.9%
Dutch Bros, Inc. - Class A(a)	579,974	34,647,647
Portillo’s, Inc. - Class A(a) (b)	2,540,880	26,272,699
Rush Street Interactive, Inc.(a)	2,985,718	36,216,759
Texas Roadhouse, Inc.	183,636	30,476,231
Wingstop, Inc.	140,048	36,957,267

		164,570,603

Household Durables – 2.4%
Champion Homes, Inc.(a)	424,272	36,699,528
SharkNinja, Inc.(a)	356,133	28,668,706

		65,368,234

Specialty Retail – 1.6%
Boot Barn Holdings, Inc.(a)	296,376	30,923,872
RH(a)	80,769	14,863,919

		45,787,791

		351,746,865

Company	Shares	U.S. $ Value

Financials – 10.6%
Capital Markets – 5.4%
Houlihan Lokey, Inc.	194,368	$31,503,165
Marex Group PLC	769,274	34,117,302
Piper Sandler Cos.	134,987	32,548,065
StepStone Group, Inc. - Class A	590,258	29,518,803
Stifel Financial Corp.	280,336	24,021,992

		151,709,327

Financial Services – 2.2%
NCR Atleos Corp.(a)	1,302,279	36,359,630
Shift4 Payments, Inc. - Class A(a) (b)	288,198	23,574,596

		59,934,226

Insurance – 3.0%
Palomar Holdings, Inc.(a)	247,939	35,956,114
RLI Corp.	382,675	28,321,777
TWFG, Inc.(a)	642,859	20,365,773

		84,643,664

		296,287,217

Consumer Staples – 3.6%
Beverages – 1.1%
Celsius Holdings, Inc.(a) (b)	875,940	30,622,862

Consumer Staples Distribution & Retail – 1.2%
Chefs’ Warehouse, Inc. (The)(a)	569,672	32,454,214

Personal Care Products – 1.3%
BellRing Brands, Inc.(a)	492,844	38,017,986

		101,095,062

Materials – 1.7%
Chemicals – 1.1%
Element Solutions, Inc.	1,409,833	28,774,692

Construction Materials – 0.6%
Titan America SA(a)	1,321,279	17,480,521

		46,255,213

Energy – 0.6%
Energy Equipment & Services – 0.5%
Flowco Holdings, Inc. - Class A(a)	389,481	7,524,773
TechnipFMC PLC	216,195	6,090,213

		13,614,986

Oil, Gas & Consumable Fuels – 0.1%
Permian Resources Corp.	132,661	1,565,400

		15,180,386

Total Common Stocks (cost $2,483,173,818)		2,686,320,043

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 1.0%
Funds and Investment Trusts – 1.0%
iShares Russell 2000 Growth ETF(b) (c) (cost $19,712,173)	106,639	$27,038,318

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(c) (d) (e) (cost $73,760,119)	73,760,119	73,760,119

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $2,576,646,110)		2,787,118,480

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(c) (d) (e) (cost $93,636,007)	93,636,007	93,636,007

Total Investments – 103.4% (cost $2,670,282,117)(f)		2,880,754,487
Other assets less liabilities – (3.4)%		(94,819,402)

Net Assets – 100.0%		$2,785,935,085

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of April 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $475,643,936 and gross unrealized depreciation of investments was $(265,171,566), resulting in net unrealized appreciation of $210,472,370.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Small Cap Growth Portfolio

April 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,686,320,043	$—	$—	$2,686,320,043
Investment Companies	27,038,318	—	—	27,038,318
Short-Term Investments	73,760,119	—	—	73,760,119
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	93,636,007	—	—	93,636,007
Total Investments in Securities	2,880,754,487	—	—	2,880,754,487
Other Financial Instruments(b)	—	—	—	—

Total	$2,880,754,487	$—	$—	$2,880,754,487

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2025 is as follows:

Fund	Market Value 07/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$57,739	$954,555	$938,534	$73,760	$1,776
AB Government Money Market Portfolio*	89,126	726,619	722,109	93,636	3,049
Total	$146,865	$1,681,174	$1,660,643	$167,396	$4,825

*	Investments of cash collateral for securities lending transactions